Leases (Schedule of Leases Liabilities) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ILS (₪)
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	₪ 3,478	$ 959	₪ 4,198
Additions	1,137	313	1,460
Payments	(2,408)	(664)	(2,180)
Closing balance	₪ 2,207	$ 608	₪ 3,478